RELATED PARTY TRANSACTIONS (Details Textual)	1 Months Ended			0 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended
	Jul. 31, 2011 ILS	Dec. 17, 2012 USD ($)	Dec. 19, 2007 USD ($)	Sep. 08, 2012 Jerusalem Technology Investments Ltd [Member]	Jul. 07, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Jul. 07, 2011 Jerusalem Technology Investments Ltd [Member] ILS	Feb. 28, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Jun. 30, 2011 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2012 Jerusalem Technology Investments Ltd [Member] USD ($)	Dec. 31, 2011 Viryanet Australia [Member] USD ($)	Jun. 30, 2000 Board Of Directors Chairman [Member] Series C 2 Preferred Stock [Member]	Jun. 30, 1999 Board Of Directors Chairman [Member] Series C 2 Preferred Stock [Member] USD ($)
Related Party Transaction [Line Items]
Issue Of Shares To Related Party								50,000				3,478
Share Price			$ 1.65					$ 1.00				$ 100
Related Party Transaction, Rate				8.57%	8.57%	8.57%					6.50%
Share To Be Issued To Related Party							75,000	250,000
Disposal Group Including Discontinued Operation Sale To Related Party Percentage										100.00%
Discontinued operations, Proceeds										$ 340,000
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Payment Due One										100,000
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Balance Payment Due										240,000
Discontinued Operation Sale Consideration On Disposal Of Discontinued Operation Due Interest Rate										3.50%
Investment In Equity By Related Party	750,000				50,000	170,000	75,000	50,000	75,000
Investment In Equity By Related Party Commited Amount								250,000
Cancellation Of Related Partyf Investment In Equity		$ 125,000